Sublease Agreement and Lease Exit Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Schedule of Lease Exit Liability Activity

The lease exit liability activity for the nine months ended September 30, 2013 is as follows (in thousands):

Nine Months Ended Sept 30, 2013
Balance at January 1, 2013	$609
Accretion expense	21
Lease payments	(128)

Balance at September 30, 2013	$502

expense in the consolidated statement of operations. The lease exit liability activity for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Balance at beginning of year	$729	$828
Accretion expense	34	39
Lease payments	(154)	(138)

Balance at end of the year	$609	$729